5. EQUIPMENT, NET	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Equipment Net
5. EQUIPMENT, NET

NOTE 5. EQUIPMENT, NET

        Equipment, net consists of the following:

	Estimated Useful Lives	September 30, 2014	December 31, 2013
Office equipment	5 years	$50,496	$26,354
Mining and other equipment	5 - 7 years	131,218	131,218
Less: accumulated depreciation		(65,212)	(44,040)

		$116,502	$113,532

        Depreciation expense for the nine months ended September 30, 2014 and 2013 was $21,172 and $14,721, respectively.

NOTE 5. EQUIPMENT, NET

        Equipment, net comprises of the following:

	Estimated Useful Lives	December 31, 2013	December 31, 2012
Office equipment	5 years	$26,354	$26,354
Mining and other equipment	5 - 7 years	131,218	85,355
Less: accumulated depreciation		(44,040)	(23,319)

		$113,532	$88,390

        Depreciation expense for the year ended December 31, 2013 and 2012 was $20,721 and $35,945, respectively.